CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 216.2	$ 185.9
Trade and other receivables		27.1	37.1
Inventories		193.2	150.4
Current income tax receivable		12.9	12.5
Derivative assets		0.0	18.0
Prepaid expenses and other		5.6	6.1
Total current assets		455.0	410.0
Non-current inventories	[1]	78.7	103.3
Mining interests		3,200.4	3,191.3	[2]
Deferred tax assets		171.6	224.9
Other		2.6	3.5
Assets before non-current assets or disposal groups classified as held for sale		3,908.3	3,933.0	[2]
Assets held for sale		109.0	0.0
Total assets		4,017.3	3,933.0	[2]
Current liabilities
Trade and other payables		178.2	169.2
Current income tax payable		0.0	6.2
Deferred benefit - Peak sale prepayment		3.0	0.0
Total current liabilities		181.2	175.4
Reclamation and closure cost obligations		121.5	81.0
Gold stream obligation		249.0	246.5
Provisions		2.6	12.0
Long-term debt		1,007.7	889.5
Deferred tax liabilities		250.3	455.2
Other		2.7	0.2
Liabilities excluding liabilities included in disposal groups classified as held for sale		1,815.0	1,859.8	[2]
Liabilities held for sale		62.8	0.0
Total liabilities		1,877.8	1,859.8	[2]
Equity
Common shares		3,036.5	2,859.0
Contributed surplus		103.2	100.5
Other reserves		(38.9)	(33.0)
Deficit		(961.3)	(853.3)
Total equity		2,139.5	2,073.2
Total liabilities and equity		$ 4,017.3	$ 3,933.0

[1]	Non-current inventories, which include heap leach inventories at Mesquite and low-grade stockpiled inventories at Rainy River, of $78.7 million (December 31, 2016 – $103.3 million) are expected to be recovered after one year.
[2]	Prior-year period comparatives have been revised as per note 5.